Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,963	$ 2,206
Charge	(1,756)	(901)	$ (369)
Property, plant and equipment at end of period	267	1,963	2,206
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,290	1,672
Property, plant and equipment at end of period	145	1,290	1,672
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	77	21
Property, plant and equipment at end of period	20	77	21
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	596	513
Property, plant and equipment at end of period	102	596	513
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,260	2,591	256
Additions	7	713	2,416
Disposals	(105)	(55)
Foreign exchange on translation	223	11	(81)
Property, plant and equipment at end of period	3,385	3,260	2,591
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,393	2,019	256
Additions	1	407	1,810
Disposals	(55)	(55)
Foreign exchange on translation	158	22	(47)
Property, plant and equipment at end of period	2,497	2,393	2,019
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	97	23
Additions		74	25
Disposals	(50)
Foreign exchange on translation	8		(2)
Property, plant and equipment at end of period	55	97	23
Cost | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	770	549
Additions	6	232	581
Foreign exchange on translation	57	(11)	(32)
Property, plant and equipment at end of period	833	770	549
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,296)	(385)	(57)
Charge	(910)	(882)	(368)
Impairment charge	(816)
Disposals	47	18
Foreign exchange on translation	(143)	(47)	40
Property, plant and equipment at end of period	(3,118)	(1,296)	(385)
Depreciation and impairment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,103)	(347)	(57)
Charge	(764)	(732)	(327)
Impairment charge	(399)
Disposals	30	18
Foreign exchange on translation	(116)	(42)	37
Property, plant and equipment at end of period	(2,352)	(1,103)	(347)
Depreciation and impairment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20)	(2)
Charge	(32)	(18)	(2)
Disposals	17
Property, plant and equipment at end of period	(35)	(20)	(2)
Depreciation and impairment | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(173)	(36)
Charge	(114)	(133)	(39)
Impairment charge	(417)
Foreign exchange on translation	(27)	(4)	3
Property, plant and equipment at end of period	$ (731)	$ (173)	$ (36)